Investments/Subsidaries (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Northern Capital Resources Corp
Equity Method Investment Summarized Financial Information
The following table presents summary unaudited financial information for NCRC as of June 30, 2013 and June 30, 2012 and for the three months thus ended. Such summary financial information has been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial information of the Company:

	June 2013 A$000s	June 2012 A$000s

Current assets	715	320
Non- current assets	653	4,870
Total assets	1,368	5,190

Current liabilities	207	615
Non-current liabilities	-	512
Total liabilities	207	1,127

Total shareholders’ equity	1,161	4,063
Noncontrolling interest	-	(5,770)

Shareholder equity attributable to NCRC	1,161	(1,707)

Net profit/(loss)	(1,193)	(2,080)

The following table presents summary unaudited financial information for NCRC. Such summary financial information has been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial information of the Company:

	December 2011 A$000s	December 2012 A$000s

Current assets	958	84
Non- current assets	7,124	1,689
Total assets	8,082	1,773

Current liabilities	615	175
Non-current liabilities	1,249	-
Total liabilities	1,864	175

Total shareholders’ equity	6,218	1,598

Noncontrolling interest	(4,331)	-

Shareholder equity attributable to NCRC	1,887	1,598

Net profit/(loss)	(22,673)	2,068

Teutonic Minerals Pty Ltd
Equity Method Investment Summarized Financial Information
The following table presents summary unaudited financial information for TEM. Such summary financial information has been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial information of the Company:

	December 2011 A$000s	December 2012 A$000s

Current assets	3,618	1,116
Non- current assets	8	12
Total assets	3,626	1,128

Current liabilities	180	523
Total liabilities	180	523

Total shareholders’ equity	3,446	605

Net profit/(loss)	(1,166)	(998)